SHARE CAPITAL, Warrants (Details) - Warrants [Member]	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2022 shares $ / shares
Number of Warrants [Roll Forward]
Beginning balance (in shares) | shares	1,884,477
Exercised (in shares) | shares	(657,000)
Expired (in shares) | shares	(1,227,477)
Ending balance (in shares) | shares	0
Balance, December 31, 2022 (in shares) | shares	0	0
Weighted Average Exercise Price [Roll Forward]
Beginning balance (in dollars per share) | $ / shares	$ 0.15
Exercised (in dollars per share) | $ / shares	0.15
Expired (in dollars per share) | $ / shares	0.15
Ending balance (in dollars per share) | $ / shares	0.15
Balance, December 31, 2022 (in dollars per share) | $ / shares	$ 0.15	$ 0.15